Investment Risks	Jul. 31, 2026
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Wholly-Owned Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]	Wholly-Owned Subsidiary Risk: The Subsidiary will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the State of Delaware and/or the Cayman Islands, as applicable, could affect the ability of the Fund and/or a Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders. By investing in the Fund, you indirectly bear the expenses and applicable taxes (if any) of the Subsidiaries.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Tax Risk – Investment In Commodities Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk – Investment in Commodities: The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked investments or the Subsidiary was treated as non-qualifying income for purposes of the Fund’s qualification as a regulated investment company, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level. With respect to the Delaware Subsidiary, because that Subsidiary is itself subject to U.S. federal income tax (as well as applicable state and local income taxes) on its taxable income, the Fund’s after-tax returns may be affected.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.

Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Investments In Underlying Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Underlying Funds Risk: To the extent that the Fund allocates a substantial portion of its assets to Underlying Funds, the ability of the Fund to meet its investment objective will depend on the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Exchange-Traded Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Notes Risk: ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed- income risks.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Leveraged And Inverse ETF/ETN Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds. The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Wholly-Owned Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]	Wholly-Owned Subsidiary Risk: The Subsidiary will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could affect the ability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders. By investing in the Fund, you indirectly bear the expenses of the Subsidiary. With respect to the Cayman Subsidiary, gains or losses from trading in commodity-linked investments, such as those held by the Subsidiary, may be taxed, in part, as long-term capital gains or losses and, in part, as short-term capital gains or losses. However, because the Cayman Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income and taxed to Fund shareholders as such.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Tax Risk – Investment In Commodities Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk – Investment in Commodities: The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked investments or the Subsidiary was treated as non-qualifying income for purposes of the Fund’s qualification as a regulated investment company, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level.

Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions. Newly originated variable rate securities (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Digital Assets Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Assets Investments Risk: Certain Underlying Funds may invest in digital assets such as bitcoin, along with futures contracts and options on digital asset futures contracts (or options on ETFs that invest in digital assets or digital asset futures contracts). Digital assets operate without central authority (such as a bank) and is not backed by any government, corporation, or other entity. Digital assets are not generally accepted as legal tender. Regulation of bitcoin and other digital assets is still developing. Federal, state and/or foreign governments may restrict the development, use, demand, or exchange of bitcoin and other digital assets. Regulation of digital assets continues to be a priority in both the United States and certain foreign jurisdictions and to evolve with the passage of new regulatory initiatives. Future regulation may restrict the use of bitcoin and other digital assets or otherwise affect the supply and demand for such assets. The market price of digital assets has historically been highly volatile. The price of a digital asset like bitcoin could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the bitcoin network, events involving entities that facilitate transactions in bitcoin, or changes in user preferences in favor of alternative digital assets. Furthermore, events that impact one digital asset may lead to a decline in the value of others. Digital asset exchanges and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated. Accordingly, digital assets exchanges may be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Digital assets exchanges are also subject to cyber security risks. Digital asset exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of digital assets and impact the value of digital asset futures. Furthermore, cyber security events, legal or regulatory actions, fraud, and technical glitches, may cause a digital asset exchange to shut down temporarily or permanently, which may also affect the value of bitcoin, bitcoin futures, and/or other digital assets and related derivative instruments.
Shares of ETFs that hold bitcoin, bitcoin futures, and other digital assets and related derivative instruments may trade in the secondary market at a premium to or discount from their NAVs, and an Underlying Fund may purchase or sell shares of such digital asset futures ETFs at prices above or below such NAVs. Because the market price of ETF shares depends in part on the demand in the market for the shares, as well as on the value of the ETF’s component assets, and because the market price of ETF shares is subject to tracking error, the market price of a digital asset futures ETF may be more volatile than the underlying digital asset futures contracts in which the digital asset futures ETF invests. In addition, an Underlying Fund may not be able to liquidate digital asset futures ETF holdings at the time or price desired, which may adversely impact the Underlying Fund’s performance and in turn, the value of the Fund’s investment. Furthermore, there may be times when the exchange halts trading in the shares of a digital asset futures ETF, in which case the Underlying Fund would be unable to sell them until trading is resumed.

Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Digital Asset Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Asset Market Volatility Risk: The price of digital assets remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of digital assets continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of digital assets has historically experienced dramatic highs and lows over short periods, relative to more traditional asset classes, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. The value of a digital asset and, therefore, of an Underlying Fund’s digital asset strategy, could decline rapidly, including to zero, which would adversely affect the Underlying Fund’s NAV per share.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Insurance-Linked Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Insurance-Linked Securities Risk: The principal risk of investments in insurance-linked securities is that a triggering event (which could include a natural disaster like an earthquake or tornado or a commercial or industrial accident like an aviation disaster or oil spill) occurs, resulting an Underlying Fund losing all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Underlying Fund, the Underlying Fund could suffer substantial losses and an investor will lose money. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. Certain reinsurance investments may be difficult to value. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Marketplace Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Marketplace Loan Risk: Investments by Underlying Funds in loans sourced through marketplace lending platforms are subject to additional risks than those applicable to investments in loans generally. If a borrower is unable or fails to make payments on a loan for any reason, an Underlying Fund may not have direct recourse against the borrower or may be otherwise limited in its ability to directly enforce its rights under the loan, whether through the borrower or the marketplace lending platform through which the loan was originated. Borrowings obtained through marketplace lending platforms may not limit borrowers from incurring additional debt which may impair the borrower’s ability to repay interest and principal of the original loan. Default history for alternative lending platforms is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. An Underlying Fund may have limited knowledge about the underlying loans to which it has exposure and is dependent upon the platform for information regarding the loans and borrowers’ credit information. Such information may be incomplete, inaccurate or outdated and may, therefore, not accurately reflect the borrowers’ actual creditworthiness. Disruptions in the business of a platform may also negatively impact the value of loans sourced through that platform. Investments in loans sourced through a marketplace lending platform may also be negatively impacted if the platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans.

Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Subordinated Real Estate Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subordinated Real Estate Loan Risk: An Underlying Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Underlying Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Underlying Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Underlying Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Unlisted Closed-End Interval Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Unlisted Closed-end Interval Fund Risk. In addition to the risks associated with the underlying assets held by an underlying unlisted closed-end interval fund (an underlying interval fund), an underlying interval fund is considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers. To provide some liquidity to its shareholders, an underlying interval fund makes periodic offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), subject to certain conditions under Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is possible that an underlying interval fund may offer to repurchase only a small portion of its outstanding shares. Further, if a repurchase offer is oversubscribed, shareholders of an underlying interval fund may only have a portion of their shares repurchased. As a result, there is no guarantee that shareholders of an underlying interval fund will be able to exit their shares at any given time. Since an underlying interval fund does not list its shares for trading on any national securities exchange, an underlying interval fund's shares are, therefore, not readily marketable and no market is expected to develop. The Fund will bear its proportionate share of fees associated with its investments in an underlying interval fund, including management fees charged by the investment adviser to the underlying interval fund, and other fees and operational expenses, such as interest expenses in connection with any leverage incurred by the underlying interval fund. These fees and expenses are reflected in the underlying interval fund’s NAV and will reduce the total return of the Fund’s investment in such underlying interval fund.
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue. For example, with currency derivatives, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies underlying the currency derivatives entered into by the Fund.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Leveraged And Inverse ETF/ETN Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds. The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Digital Assets Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Assets Investments Risk: Certain Underlying Funds may invest in digital assets such as bitcoin, along with futures contracts and options on digital asset futures contracts (or options on ETFs that invest in digital assets or digital asset futures contracts). Digital assets operate without central authority (such as a bank) and is not backed by any government, corporation, or other entity. Digital assets are not generally accepted as legal tender. Regulation of bitcoin and other digital assets is still developing. Federal, state and/or foreign governments may restrict the development, use, demand, or exchange of bitcoin and other digital assets. Regulation of digital assets continues to be a priority in both the United States and certain foreign jurisdictions and to evolve with the passage of new regulatory initiatives. Future regulation may restrict the use of bitcoin and other digital assets or otherwise affect the supply and demand for such assets. The market price of digital assets has historically been highly volatile. The price of a digital asset like bitcoin could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the bitcoin network, events involving entities that facilitate transactions in bitcoin, or changes in user preferences in favor of alternative digital assets. Furthermore, events that impact one digital asset may lead to a decline in the value of others. Digital asset exchanges and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated. Accordingly, digital assets exchanges may be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Digital assets exchanges are also subject to cyber security risks. Digital asset exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of digital assets and impact the value of digital asset futures. Furthermore, cyber security events, legal or regulatory actions, fraud, and technical glitches, may cause a digital asset exchange to shut down temporarily or permanently, which may also affect the value of bitcoin, bitcoin futures, and/or other digital assets and related derivative instruments.
Shares of ETFs that hold bitcoin, bitcoin futures, and other digital assets and related derivative instruments may trade in the secondary market at a premium to or discount from their NAVs, and an Underlying Fund may purchase or sell shares of such digital asset futures ETFs at prices above or below such NAVs. Because the market price of ETF shares depends in part on the demand in the market for the shares, as well as on the value of the ETF’s component assets, and because the market price of ETF shares is subject to tracking error, the market price of a digital asset futures ETF may be more volatile than the underlying digital asset futures contracts in which the digital asset futures ETF invests. In addition, an Underlying Fund may not be able to liquidate digital asset futures ETF holdings at the time or price desired, which may adversely impact the Underlying Fund’s performance and in turn, the value of the Fund’s investment. Furthermore, there may be times when the exchange halts trading in the shares of a digital asset futures ETF, in which case the Underlying Fund would be unable to sell them until trading is resumed.

Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Digital Asset Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Asset Market Volatility Risk: The price of digital assets remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of digital assets continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of digital assets has historically experienced dramatic highs and lows over short periods, relative to more traditional asset classes, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. The value of a digital asset and, therefore, of an Underlying Fund’s digital asset strategy, could decline rapidly, including to zero, which would adversely affect the Underlying Fund’s NAV per share.

Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Insurance-Linked Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Insurance-Linked Securities Risk: The principal risk of investments in insurance-linked securities is that a triggering event (which could include a natural disaster like an earthquake or tornado or a commercial or industrial accident like an aviation disaster or oil spill) occurs, resulting an Underlying Fund losing all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Underlying Fund, the Underlying Fund could suffer substantial losses and an investor will lose money. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. Certain reinsurance investments may be difficult to value. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Marketplace Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Marketplace Loan Risk: Investments by Underlying Funds in loans sourced through marketplace lending platforms are subject to additional risks than those applicable to investments in loans generally. If a borrower is unable or fails to make payments on a loan for any reason, an Underlying Fund may not have direct recourse against the borrower or may be otherwise limited in its ability to directly enforce its rights under the loan, whether through the borrower or the marketplace lending platform through which the loan was originated. Borrowings obtained through marketplace lending platforms may not limit borrowers from incurring additional debt which may impair the borrower’s ability to repay interest and principal of the original loan. Default history for alternative lending platforms is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. An Underlying Fund may have limited knowledge about the underlying loans to which it has exposure and is dependent upon the platform for information regarding the loans and borrowers’ credit information. Such information may be incomplete, inaccurate or outdated and may, therefore, not accurately reflect the borrowers’ actual creditworthiness. Disruptions in the business of a platform may also negatively impact the value of loans sourced through that platform. Investments in loans sourced through a marketplace lending platform may also be negatively impacted if the platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Subordinated Real Estate Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subordinated Real Estate Loan Risk: An Underlying Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Underlying Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Underlying Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Underlying Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a nationally recognized statistical rating organizations (“NRSRO”). Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Payments on mortgage- and asset-backed securities depend upon assets held by the issuer and collections on the underlying mortgages or loans. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Mortgage- and asset-backed securities are also subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. For example, Connecticut Avenue Securities issued by the Federal National Mortgage Association and Structured Agency Credit Risk debt notes issued by the Federal Home Loan Mortgage Association carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Exchange-Traded Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Notes Risk: ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Money Market Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Money Market Funds Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund’s sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Non-U.S. Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Government Obligations Risk: For non-U.S. government obligations, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Collateralized Debt Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Debt Obligations Risk: Collateralized debt obligations (“CDOs”) are subject to the following risks: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) a Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the risk of disputes with the issuer, difficulty in valuing the security or unexpected investment results.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk: A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk: As interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Inflation-Linked Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Linked Securities Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked securities are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked securities may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Income Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Income Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Income Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Service Shares Prospectus | GuidePath(R) Income Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Income Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Income Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Service Shares Prospectus | GuidePath(R) Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Income Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Income Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
Service Shares Prospectus | GuidePath(R) Income Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Income Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a nationally recognized statistical rating organizations (“NRSRO”). Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Income Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Payments on mortgage- and asset-backed securities depend upon assets held by the issuer and collections on the underlying mortgages or loans. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Mortgage- and asset-backed securities are also subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.
Service Shares Prospectus | GuidePath(R) Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Income Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Income Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. For example, Connecticut Avenue Securities issued by the Federal National Mortgage Association and Structured Agency Credit Risk debt notes issued by the Federal Home Loan Mortgage Association carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
Service Shares Prospectus | GuidePath(R) Income Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Income Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Income Fund | Exchange-Traded Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Notes Risk: ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.
Service Shares Prospectus | GuidePath(R) Income Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Service Shares Prospectus | GuidePath(R) Income Fund | Leveraged And Inverse ETF/ETN Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds. The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.
Service Shares Prospectus | GuidePath(R) Income Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as REITs may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
Service Shares Prospectus | GuidePath(R) Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
Service Shares Prospectus | GuidePath(R) Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
Service Shares Prospectus | GuidePath(R) Income Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
Service Shares Prospectus | GuidePath(R) Income Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
Service Shares Prospectus | GuidePath(R) Income Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions.
Service Shares Prospectus | GuidePath(R) Income Fund | Marketplace Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Marketplace Loan Risk: Investments in loans sourced through marketplace lending platforms are subject to additional risks than those applicable to investments in loans generally. An Underlying Fund may not have direct recourse against the borrower or may be otherwise limited in its ability to directly enforce its rights under the loan. Default history for alternative lending platforms is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. An Underlying Fund may have limited knowledge about the underlying loans to which it has exposure and is dependent upon the platform for information regarding the loans and borrowers’ credit information. Such information may be incomplete, inaccurate or outdated and may, therefore, not accurately reflect the borrowers’ actual creditworthiness. In addition, investments in loans sourced through a marketplace lending platform may also be negatively impacted if the platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans.
Service Shares Prospectus | GuidePath(R) Income Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Service Shares Prospectus | GuidePath(R) Income Fund | Non-U.S. Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Government Obligations Risk: For non-U.S. government obligations, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.
Service Shares Prospectus | GuidePath(R) Income Fund | Collateralized Debt Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Debt Obligations Risk: Collateralized debt obligations (“CDOs”) are subject to the following risks: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) a Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the risk of disputes with the issuer, difficulty in valuing the security or unexpected investment results.
Service Shares Prospectus | GuidePath(R) Income Fund | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk: A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Service Shares Prospectus | GuidePath(R) Income Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk: As interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Service Shares Prospectus | GuidePath(R) Income Fund | Inflation-Linked Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Linked Securities Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked securities are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked securities may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.
Service Shares Prospectus | GuidePath(R) Income Fund | Closed-End Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Closed-End Fund Risk: Closed-end funds involve investment risks different from those associated with other investment companies. The shares of closed-end funds frequently trade at a premium or discount relative to their net asset value, and many closed-end funds use leverage, or borrowed money, to try to increase returns. In addition, distributions by a closed-end fund may include a return of capital, which would reduce the fund’s net asset value and its earnings capacity. Finally, closed-end funds are allowed to invest in a greater amount of illiquid investments than open-end mutual funds.
Service Shares Prospectus | GuidePath(R) Income Fund | Business Development Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Business Development Company Risk: BDCs are closed-end investment companies that have elected to register as BDCs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the BDC when the fund invests in shares of the BDC. BDCs primarily invest in privately-held and small- to medium- capitalization public companies and are generally considered to be non-rated or below investment grade. The fair values of these investments often are not readily determinable. This could cause the Fund’s investments in a BDC to be inaccurately valued, including overvalued. BDC revenues, income (or losses) and valuations can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. In addition, BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a BDC’s securities.
Service Shares Prospectus | GuidePath(R) Income Fund | Private Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Funds Risk: The Fund’s investment in private funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a private fund may be higher than if the manager of the private fund managed the Fund’s assets directly. Furthermore, private funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments.
Shareholders of the private funds are not entitled to the protections of the 1940 Act. The majority of private funds permit redemptions only quarterly (although others are more frequent) and these withdrawal limitations restrict the Advisor’s ability to terminate investments in private funds. Additionally, because private funds are not publicly traded, the Fund’s investments in them may be more difficult to value than the Fund’s investments in publicly traded securities.

Service Shares Prospectus | GuidePath(R) Income Fund | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk: The value of the Fund’s options positions will fluctuate in response to changes in the value of the underlying securities. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In addition, the Fund continues to bear the risk of declines in the underlying securities on which the option is written. When purchasing put options, the Fund risks losing all or part of the cash paid for purchasing the option. As the writer of a put option, the Fund has a risk of loss should the underlying securities decline in value. If the value of the underlying securities declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the underlying securities at the exercise price, and the Fund will incur a loss to the extent that the current market value of the underlying securities is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.
Service Shares Prospectus | GuidePath(R) Income Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk: The Fund’s investments in closed-end funds, leveraged ETFs and ETNs, and derivatives such as futures contracts, forward contracts and swaps have the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying a derivatives instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in derivatives at all.
Service Shares Prospectus | GuidePath(R) Income Fund | Senior Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Senior Loan Risk: Investments in senior loans are subject to loan risk generally. Senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Their issuers are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. In addition, the Fund may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting a senior loan, which could negatively affect the Fund’s performance. Newly originated variable rate securities (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
Service Shares Prospectus | GuidePath(R) Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a nationally recognized statistical rating organizations (“NRSRO”). Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Payments on mortgage- and asset-backed securities depend upon assets held by the issuer and collections on the underlying mortgages or loans. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Mortgage- and asset-backed securities are also subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. For example, Connecticut Avenue Securities issued by the Federal National Mortgage Association and Structured Agency Credit Risk debt notes issued by the Federal Home Loan Mortgage Association carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Exchange-Traded Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Notes Risk: ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Leveraged And Inverse ETF/ETN Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds. The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as REITs may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: The value of an investment in a loan is entirely dependent on the borrower’s continued and timely payments. If a borrower fails to make interest payments or repay principal when due on a loan in which the Fund has direct or indirect investment exposure, or if the value of a loan decreases, the value of the Fund’s investment will be adversely affected. Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Marketplace Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Marketplace Loan Risk: Investments in loans sourced through marketplace lending platforms are subject to additional risks than those applicable to investments in loans generally. An Underlying Fund may not have direct recourse against the borrower or may be otherwise limited in its ability to directly enforce its rights under the loan. Default history for alternative lending platforms is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. An Underlying Fund may have limited knowledge about the underlying loans to which it has exposure and is dependent upon the platform for information regarding the loans and borrowers’ credit information. Such information may be incomplete, inaccurate or outdated and may, therefore, not accurately reflect the borrowers’ actual creditworthiness. In addition, investments in loans sourced through a marketplace lending platform may also be negatively impacted if the platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Non-U.S. Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Government Obligations Risk: For non-U.S. government obligations, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Collateralized Debt Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Debt Obligations Risk: Collateralized debt obligations (“CDOs”) are subject to the following risks: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) a Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the risk of disputes with the issuer, difficulty in valuing the security or unexpected investment results.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk: A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk: As interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Inflation-Linked Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Linked Securities Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked securities are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked securities may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Closed-End Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Closed-End Fund Risk: Closed-end funds involve investment risks different from those associated with other investment companies. The shares of closed-end funds frequently trade at a premium or discount relative to their net asset value, and many closed-end funds use leverage, or borrowed money, to try to increase returns. In addition, distributions by a closed-end fund may include a return of capital, which would reduce the fund’s net asset value and its earnings capacity. Finally, closed-end funds are allowed to invest in a greater number of illiquid investments than open-end mutual funds.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Business Development Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Business Development Company Risk: BDCs are closed-end investment companies that have elected to register as BDCs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the BDC when the fund invests in shares of the BDC. BDCs primarily invest in privately-held and small- to medium- capitalization public companies and are generally considered to be non-rated or below investment grade. The fair values of these investments often are not readily determinable. This could cause the Fund’s investments in a BDC to be inaccurately valued, including overvalued. BDC revenues, income (or losses) and valuations can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. In addition, BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a BDC’s securities.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Private Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Funds Risk: The Fund’s investment in private funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a private fund may be higher than if the manager of the private fund managed the Fund’s assets directly. Furthermore, private funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the private funds are not entitled to the protections of the 1940 Act. The majority of private funds permit redemptions only quarterly (although others are more frequent) and these withdrawal limitations restrict the Advisor’s ability to terminate investments in private funds. Additionally, because private funds are not publicly traded, the Fund’s investments in them may be more difficult to value than the Fund’s investments in publicly traded securities.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk: The value of the Fund’s options positions will fluctuate in response to changes in the value of the underlying securities. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In addition, the Fund continues to bear the risk of declines in the underlying securities on which the option is written. When purchasing put options, the Fund risks losing all or part of the cash paid for purchasing the option. As the writer of a put option, the Fund has a risk of loss should the underlying securities decline in value. If the value of the underlying securities declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the underlying securities at the exercise price, and the Fund will incur a loss to the extent that the current market value of the underlying securities is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk: The Fund’s investments in closed-end funds, leveraged ETFs and ETNs, and derivatives such as futures contracts, forward contracts and swaps have the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying a derivatives instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in derivatives at all.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Master Limited Partnership Risk Member
Prospectus [Line Items]
Risk [Text Block]	Master Limited Partnership Risk. Investing in Master Limited Partnerships (“MLPs”) entails risk related to fluctuations in energy prices, decreases in supply of or demand for energy commodities, unique tax consequences due to the partnership structure and various other risks.
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Wholly-Owned Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]	Wholly-Owned Subsidiary Risk: The Subsidiary will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the State of Delaware and/or the Cayman Islands, as applicable, could affect the ability of the Fund and/or a Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders. By investing in the Fund, you indirectly bear the expenses and applicable taxes (if any) of the Subsidiaries.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Tax Risk – Investment In Commodities Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk – Investment in Commodities: The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked investments or a Subsidiary was treated as non-qualifying income for purposes of the Fund’s qualification as a regulated investment company, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level. With respect to the Delaware Subsidiary, because that Subsidiary is itself subject to U.S. federal income tax (as well as applicable state and local income taxes) on its taxable income, the Fund’s after-tax returns may be affected.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.

RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Investments In Underlying Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Underlying Funds Risk: To the extent that the Fund allocates a substantial portion of its assets to Underlying Funds, the ability of the Fund to meet its investment objective will depend on the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Exchange-Traded Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Notes Risk: ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed- income risks.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Leveraged And Inverse ETF/ETN Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds. The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.

RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the
Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Wholly-Owned Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]	Wholly-Owned Subsidiary Risk: The Subsidiary will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could affect the ability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders. By investing in the Fund, you indirectly bear the expenses of the Subsidiary. With respect to the Cayman Subsidiary, gains or losses from trading in commodity-linked investments, such as those held by the Subsidiary, may be taxed, in part, as long-term capital gains or losses and, in part, as short term capital gains or losses. However, because the Cayman Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income and taxed to Fund shareholders as such.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Tax Risk – Investment In Commodities Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk – Investment in Commodities: The tax treatment of commodity-linked investments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked investments or the Subsidiary was treated as non-qualifying income for purposes of the Fund’s qualification as a regulated investment company, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions. Newly originated variable rate securities (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Digital Assets Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Assets Investments Risk: Certain Underlying Funds may invest in digital assets such as bitcoin, along with futures contracts and options on digital asset futures contracts (or options on ETFs that invest in digital assets or digital asset futures contracts). Digital assets operate without central authority (such as a bank) and is not backed by any government, corporation, or other entity. Digital assets are not generally accepted as legal tender. Regulation of bitcoin and other digital assets is still developing. Federal, state and/or foreign governments may restrict the development, use, demand, or exchange of bitcoin and other digital assets. Regulation of digital assets continues to be a priority in both the United States and certain foreign jurisdictions and to evolve with the passage of new regulatory initiatives. Future regulation may restrict the use of bitcoin and other digital assets or otherwise affect the supply and demand for such assets. The market price of digital assets has historically been highly volatile. The price of a digital asset like bitcoin could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the bitcoin network, events involving entities that facilitate transactions in bitcoin, or changes in user preferences in favor of alternative digital assets. Furthermore, events that impact one digital asset may lead to a decline in the value of others. Digital asset exchanges and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated. Accordingly, digital assets exchanges may be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Digital assets exchanges are also subject to cyber security risks. Digital asset exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of digital assets and impact the value of digital asset futures. Furthermore, cyber security events, legal or regulatory actions, fraud, and technical glitches, may cause a digital asset exchange to shut down temporarily or permanently, which may also affect the value of bitcoin, bitcoin futures, and/or other digital assets and related derivative instruments.
Shares of ETFs that hold bitcoin, bitcoin futures, and other digital assets and related derivative instruments may trade in the secondary market at a premium to or discount from their NAVs, and an Underlying Fund may purchase or sell shares of such digital asset futures ETFs at prices above or below such NAVs. Because the market price of ETF shares depends in part on the demand in the market for the shares, as well as on the value of the ETF’s component assets, and because the market price of ETF shares is subject to tracking error, the market price of a digital asset futures ETF may be more volatile than the underlying digital asset futures contracts in which the digital asset futures ETF invests. In addition, an Underlying Fund may not be able to liquidate digital asset futures ETF holdings at the time or price desired, which may adversely impact the Underlying Fund’s performance and in turn, the value of the Fund’s investment. Furthermore, there may be times when the exchange halts trading in the shares of a digital asset futures ETF, in which case the Underlying Fund would be unable to sell them until trading is resumed.

RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Digital Asset Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Asset Market Volatility Risk: The price of digital assets remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of digital assets continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of digital assets has historically experienced dramatic highs and lows over short periods, relative to more traditional asset classes, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. The value of a digital asset and, therefore, of an Underlying Fund’s digital asset strategy, could decline rapidly, including to zero, which would adversely affect the Underlying Fund’s NAV per share.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Insurance-Linked Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Insurance-Linked Securities Risk: The principal risk of investments in insurance-linked securities is that a triggering event (which could include a natural disaster like an earthquake or tornado or a commercial or industrial accident like an aviation disaster or oil spill) occurs, resulting an Underlying Fund losing all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Underlying Fund, the Underlying Fund could suffer substantial losses and an investor will lose money. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. Certain reinsurance investments may be difficult to value. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Marketplace Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Marketplace Loan Risk: Investments by Underlying Funds in loans sourced through marketplace lending platforms are subject to additional risks than those applicable to investments in loans generally. If a borrower is unable or fails to make payments on a loan for any reason, an Underlying Fund may not have direct recourse against the borrower or may be otherwise limited in its ability to directly enforce its rights under the loan, whether through the borrower or the marketplace lending platform through which the loan was originated. Borrowings obtained through marketplace lending platforms may not limit borrowers from incurring additional debt which may impair the borrower’s ability to repay interest and principal of the original loan. Default history for alternative lending platforms is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. An Underlying Fund may have limited knowledge about the underlying loans to which it has exposure and is dependent upon the platform for information regarding the loans and borrowers’ credit information. Such information may be incomplete, inaccurate or outdated and may, therefore, not accurately reflect the borrowers’ actual creditworthiness. Disruptions in the business of a platform may also negatively impact the value of loans sourced through that platform. Investments in loans sourced through a marketplace lending platform may also be negatively impacted if the platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Subordinated Real Estate Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subordinated Real Estate Loan Risk: An Underlying Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Underlying Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Underlying Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Underlying Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender.

RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Unlisted Closed-End Interval Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Unlisted Closed-end Interval Fund Risk. In addition to the risks associated with the underlying assets held by an underlying unlisted closed-end interval fund (an underlying interval fund), an underlying interval fund is considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers. To provide some liquidity to its shareholders, an underlying interval fund makes periodic offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), subject to certain conditions under Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is possible that an underlying interval fund may offer to repurchase only a small portion of its outstanding shares. Further, if a repurchase offer is oversubscribed, shareholders of an underlying interval fund may only have a portion of their shares repurchased. As a result, there is no guarantee that shareholders of an underlying interval fund will be able to exit their shares at any given time. Since an underlying interval fund does not list its shares for trading on any national securities exchange, an underlying interval fund's shares are, therefore, not readily marketable and no market is expected to develop. The Fund will bear its proportionate share of fees associated with its investments in an underlying interval fund, including management fees charged by the investment adviser to the underlying interval fund, and other fees and operational expenses, such as interest expenses in connection with any leverage incurred by the underlying interval fund. These fees and expenses are reflected in the underlying interval fund’s NAV and will reduce the total return of the Fund’s investment in such underlying interval fund.
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.

RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the Fund’s shares will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Foreign Exchange Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | High-Yield Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue. For example, with currency derivatives, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies underlying the currency derivatives entered into by the Fund.

RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending and may discontinue its securities lending activities at any time.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Alternative Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Leveraged And Inverse ETF/ETN Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds. The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment. To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential decreased liquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take longer than 7 days for investments in loans to settle, which may adversely affect an Underlying Fund’s ability to timely honor redemptions.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Digital Assets Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Assets Investments Risk: Certain Underlying Funds may invest in digital assets such as bitcoin, along with futures contracts and options on digital asset futures contracts (or options on ETFs that invest in digital assets or digital asset futures contracts). Digital assets operate without central authority (such as a bank) and is not backed by any government, corporation, or other entity. Digital assets are not generally accepted as legal tender. Regulation of bitcoin and other digital assets is still developing. Federal, state and/or foreign governments may restrict the development, use, demand, or exchange of bitcoin and other digital assets. Regulation of digital assets continues to be a priority in both the United States and certain foreign jurisdictions and to evolve with the passage of new regulatory initiatives. Future regulation may restrict the use of bitcoin and other digital assets or otherwise affect the supply and demand for such assets. The market price of digital assets has historically been highly volatile. The price of a digital asset like bitcoin could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the bitcoin network, events involving entities that facilitate transactions in bitcoin, or changes in user preferences in favor of alternative digital assets. Furthermore, events that impact one digital asset may lead to a decline in the value of others. Digital asset exchanges and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated. Accordingly, digital assets exchanges may be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Digital assets exchanges are also subject to cyber security risks. Digital asset exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of digital assets and impact the value of digital asset futures. Furthermore, cyber security events, legal or regulatory actions, fraud, and technical glitches, may cause a digital asset exchange to shut down temporarily or permanently, which may also affect the value of bitcoin, bitcoin futures, and/or other digital assets and related derivative instruments.
Shares of ETFs that hold bitcoin, bitcoin futures, and other digital assets and related derivative instruments may trade in the secondary market at a premium to or discount from their NAVs, and an Underlying Fund may purchase or sell shares of such digital asset futures ETFs at prices above or below such NAVs. Because the market price of ETF shares depends in part on the demand in the market for the shares, as well as on the value of the ETF’s component assets, and because the market price of ETF shares is subject to tracking error, the market price of a digital asset futures ETF may be more volatile than the underlying digital asset futures contracts in which the digital asset futures ETF invests. In addition, an Underlying Fund may not be able to liquidate digital asset futures ETF holdings at the time or price desired, which may adversely impact the Underlying Fund’s performance and in turn, the value of the Fund’s investment. Furthermore, there may be times when the exchange halts trading in the shares of a digital asset futures ETF, in which case the Underlying Fund would be unable to sell them until trading is resumed.

RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Digital Asset Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Digital Asset Market Volatility Risk: The price of digital assets remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of digital assets continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of digital assets has historically experienced dramatic highs and lows over short periods, relative to more traditional asset classes, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. The value of a digital asset and, therefore, of an Underlying Fund’s digital asset strategy, could decline rapidly, including to zero, which would adversely affect the Underlying Fund’s NAV per share.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Insurance-Linked Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Insurance-Linked Securities Risk: The principal risk of investments in insurance-linked securities is that a triggering event (which could include a natural disaster like an earthquake or tornado or a commercial or industrial accident like an aviation disaster or oil spill) occurs, resulting an Underlying Fund losing all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Underlying Fund, the Underlying Fund could suffer substantial losses and an investor will lose money. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. Certain reinsurance investments may be difficult to value. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Marketplace Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Marketplace Loan Risk: Investments by Underlying Funds in loans sourced through marketplace lending platforms are subject to additional risks than those applicable to investments in loans generally. If a borrower is unable or fails to make payments on a loan for any reason, an Underlying Fund may not have direct recourse against the borrower or may be otherwise limited in its ability to directly enforce its rights under the loan, whether through the borrower or the marketplace lending platform through which the loan was originated. Borrowings obtained through marketplace lending platforms may not limit borrowers from incurring additional debt which may impair the borrower’s ability to repay interest and principal of the original loan. Default history for alternative lending platforms is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. An Underlying Fund may have limited knowledge about the underlying loans to which it has exposure and is dependent upon the platform for information regarding the loans and borrowers’ credit information. Such information may be incomplete, inaccurate or outdated and may, therefore, not accurately reflect the borrowers’ actual creditworthiness. Disruptions in the business of a platform may also negatively impact the value of loans sourced through that platform. Investments in loans sourced through a marketplace lending platform may also be negatively impacted if the platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans.

RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Subordinated Real Estate Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subordinated Real Estate Loan Risk: An Underlying Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Underlying Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Underlying Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Underlying Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.